EQUITY - Schedule Of Options (Details) - shares shares in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	4.2	5.2